Segmental reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segmental reporting

15 Segmental reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has two operating segments as defined by ASC 280 as follow:

1.	Sale of autonomous robotic cleaning equipment: Sale, warranty and maintenance of robots (“Robots”)
2.	Sale of facilities management software (“Facilities management software”)

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15 Segmental reporting (cont’d)

The following tables present summary information by segment for the years ended December 31, 2023, 2024 and 2025, respectively:

	For the year ended December 31, 2023
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$
Revenue	3,633,740	1,053,185	-	4,686,925
Cost of revenues	(1,985,601)	(258,885)	-	(2,244,486)
Gross profit	1,648,139	794,300	-	2,442,439
Operating expenses:
General and administrative expenses	(91,391)	(4,369,709)	(526,398)	(4,987,498)
IPO related expenses	-	-	(5,003,802)	(5,003,802)
Total operating expenses	(91,391)	(4,369,709)	(5,530,200)	(9,991,300)

Income (loss) from operations	1,556,748	(3,575,409)	(5,530,200)	(7,548,861)

Other income (loss), net:
Other income	94,514	163,606	7,088	265,208
Interest expense	(14,070)	(168,976)	-	(183,046)
Other expense	-	(18,678)	(62,410)	(81,088)
Total other income (loss)	80,444	(24,048)	(55,322)	1,074

Income (loss) before tax expense	1,637,192	(3,599,457)	(5,585,522)	(7,547,787)
Income tax expense	-	(11,024)	(12,062)	(23,086)
Net income (loss)	1,637,192	(3,610,481)	(5,597,584)	(7,570,873)

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15 Segmental reporting (cont’d)

	For the year ended December 31, 2024
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$
Revenue	1,535,783	2,237,541	-	3,773,324
Cost of revenues	(768,545)	(743,382)	-	(1,511,927)
Gross profit	767,238	1,494,159	-	2,261,397
Operating expenses:
General and administrative expenses	(869,078)	(4,360,352)	(1,454,298)	(6,683,728)
Total operating expenses	(869,078)	(4,360,352)	(1,454,298)	(6,683,728)

Loss from operations	(101,840)	(2,866,193)	(1,454,298)	(4,422,331)

Other income, net:
Other income	22,500	153,109	931	176,540
Interest expense	(662)	(33,573)	(611)	(34,846)
Other expense	(7,218)	(13,621)	(31)	(20,870)
Total other income	14,620	105,915	289	120,824

Loss before tax expense	(87,220)	(2,760,278)	(1,454,009)	(4,301,507)
Income tax expense	345,455	11,025	12,062	368,542
Net income (loss)	258,235	(2,749,253)	(1,441,947)	(3,932,965)

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15 Segmental reporting (cont’d)

	For the year ended December 31, 2025
	Robots	Software services rendered	Others	Total
	S$	S$	S$	S$
Revenue	4,427,369	1,480,612	-	5,907,981
Cost of revenues	(2,633,026)	(344,790)	-	(2,977,816)
Gross profit	1,794,343	1,135,822	-	2,930,165
Operating expenses:
General and administrative expenses	(1,347,704)	(3,702,047)	(1,593,395)	(6,643,146)
Total operating expenses	(1,347,704)	(3,702,047)	(1,593,395)	(6,643,146)

Loss from operations	446,639	(2,566,225)	(1,593,395)	(3,712,981)

Other income (loss), net:
Other income	-	55,039	-	55,039
Interest expense	-	(503,963)	611	(503,352)
Other expense	60,389	(47,432)	(36,855)	(23,898)
Total other income (loss)	60,389	(496,356)	(36,244)	(472,211)

Income (loss) before tax expense	507,028	(3,062,581)	(1,629,639)	(4,185,192)
Income tax expense	-	-	-	-
Net income (loss)	507,028	(3,062,581)	(1,629,639)	(4,185,192)

The Company sells to mainly two geographical locations which are Singapore and Australia.

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the year ended December 31, 2023
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	3,385,605	167,736	3,553,341
Over time	248,135	885,449	1,133,584

	For the year ended December 31, 2024
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	1,031,350	1,000,734	2,032,084
Over time	504,433	1,236,807	1,741,240

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15 Segmental reporting (cont’d)

	For the year ended December 31, 2025
	Robots	Facilities Management Software	Total
	S$	S$	S$
Point in time	3,684,257	610,674	4,294,931
Over time	743,112	869,938	1,613,050